UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   October 14, 2009
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        34
Form 13F Information Table Value Total:        69322
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC SHS CL A NEW     COM              G1151C101     2642    70900 SH       Sole                                      70900
AFLAC INC COM                  COM              001055102     1341    31375 SH       Sole                                      31375
APPLE COMPUTER INC COM         COM              037833100     2613    14095 SH       Sole                                      14095
CISCO SYS INC COM              COM              17275R102     2031    86286 SH       Sole                                      86286
COCA COLA CO COM               COM              191216100     2519    46918 SH       Sole                                      46918
ECOLAB INC                     COM              278865100     1096    23701 SH       Sole                                      23701
EXXON MOBIL CORP COM           COM              30231G102     2807    40910 SH       Sole                                      40910
FISERV INC COM                 COM              337738108     1088    22575 SH       Sole                                      22575
GENERAL DYNAMICS CORP COM      COM              369550108      986    15260 SH       Sole                                      15260
GENERAL ELEC CO COM            COM              369604103     1564    95258 SH       Sole                                      95258
INTERNATIONAL BUS MACH COM     COM              459200101     1587    13267 SH       Sole                                      13267
JACOBS ENGR GROUP DEL COM      COM              469814107     1934    42100 SH       Sole                                      42100
JOHNSON & JOHNSON COM          COM              478160104     3443    56544 SH       Sole                                      56544
KINDER MORGAN ENERGY UT LTD PA COM              494550106     1616    29907 SH       Sole                                      29907
LILLY ELI & CO COM             COM              532457108     1277    38650 SH       Sole                                      38650
MEDTRONIC INC COM              COM              585055106     2520    68487 SH       Sole                                      68487
MICROSOFT CORP COM             COM              594918104     2814   109427 SH       Sole                                     109427
NIKE INC CL B                  COM              654106103     2258    34900 SH       Sole                                      34900
ORACLE CORP COM                COM              68389X105     1829    87750 SH       Sole                                      87750
PEPSICO INC COM                COM              713448108     3119    53164 SH       Sole                                      53164
SCHLUMBERGER LTD COM           COM              806857108     1958    32850 SH       Sole                                      32850
SCHWAB CHARLES CP COM          COM              808513105     2107   110001 SH       Sole                                     110001
STAPLES INC COM                COM              855030102     2662   114625 SH       Sole                                     114625
STRYKER CORP COM               COM              863667101     2526    55600 SH       Sole                                      55600
T ROWE PRICE GROUP INC         COM              74144T108     2532    55401 SH       Sole                                      55401
UNITED TECHNOLOGIES CP COM     COM              913017109     2082    34164 SH       Sole                                      34164
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1860    44150 SH       Sole                                      44150
WAL MART STORES INC COM        COM              931142103     2118    43151 SH       Sole                                      43151
WELLS FARGO & CO COM           COM              949746101     2600    92270 SH       Sole                                      92270
NOVO-NORDISK A S ADR                            670100205     2534    40250 SH       Sole                                      40250
PETROLEO BRASILEIRO SA SPONSOR                  71654V408      966    21050 SH       Sole                                      21050
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     2346    41014 SH       Sole                                      41014
SANOFI-AVENTIS                                  80105N105     1668    45150 SH       Sole                                      45150
JPMORGAN CHASE CAP XVI PFD TR                   481228203      280    11800 SH       Sole                                      11800